SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Electricity revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Net revenues	Net revenues	Net revenues
Net revenues	$ 7,613,626	$ 7,468,610	$ 5,277,169
Electricity
Revenue recognition
Total net revenues	48,115	23,835	29,420
Operating lease income	4,434	4,736	4,940
Net revenues	43,681	19,099	24,480
CSI Solar Segment | Electricity
Revenue recognition
Total net revenues	3,273	2,256	15,302
Recurrent Energy Segment | Electricity
Revenue recognition
Total net revenues	$ 44,842	$ 21,579	$ 14,118